Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Impaired loans [abstract]
Interest income recognized on impaired loans	$ 12	$ 11
Interest income, not classified as impaired loans	$ 86	$ 81	$ 61